Condensed Financial Information of Registrant - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noninterest expense
Income tax (expense) benefit			$ 0
Net loss	$ (60,394,659)		$ (55,771,393)
Social Finance, Inc.
Interest income
Securitizations	4,467,000	$ 7,061,000		$ 24,031,000	$ 23,179,000	$ 19,300,000
Related party notes	211,000	1,052,000		3,189,000	3,338,000	0
Other	629,000	3,053,000		5,964,000	11,210,000	2,109,000
Total interest income	82,528,000	97,282,000		363,537,000	608,193,000	589,618,000
Interest expense
Securitizations and warehouses	29,808,000	47,523,000		155,150,000	268,063,000	330,186,000
Other	432,000	1,522,000		30,456,000	10,296,000	368,000
Total interest expense	35,248,000	50,133,000		185,606,000	278,359,000	330,554,000
Net interest income	47,280,000	47,149,000		177,931,000	329,834,000	259,064,000
Noninterest income
Securitizations	(2,036,000)	(83,104,000)		(70,251,000)	(199,125,000)	(114,705,000)
Other	6,845,000	2,943,000		15,827,000	4,199,000	797,000
Total noninterest income (loss)	148,704,000	31,153,000		387,601,000	112,825,000	10,335,000
Total net revenue	195,984,000	78,302,000		565,532,000	442,659,000	269,399,000
Noninterest expense
Technology and product development	65,948,000	40,171,000		201,199,000	147,458,000	99,319,000
Sales and marketing	87,234,000	62,670,000		276,577,000	266,198,000	212,604,000
Cost of operations	57,570,000	32,657,000		178,896,000	116,327,000	88,885,000
General and administrative	161,697,000	49,114,000		237,381,000	152,275,000	121,948,000
Total noninterest expense	372,449,000	184,612,000		894,053,000	682,258,000	522,756,000
Loss before income taxes	(176,465,000)	(106,310,000)		(328,521,000)	(239,599,000)	(253,357,000)
Income tax (expense) benefit	(1,099,000)	(57,000)		104,468,000	(98,000)	958,000
Net loss	(177,564,000)	(106,367,000)		(224,053,000)	(239,697,000)	(252,399,000)
Other comprehensive income (loss)
Foreign currency translation adjustments, net	(80,000)	(7,000)		(145,000)	(9,000)	21,000
Total other comprehensive income (loss)	(80,000)	(7,000)		(145,000)	(9,000)	21,000
Comprehensive loss	$ (177,644,000)	$ (106,374,000)		(224,198,000)	(239,706,000)	(252,378,000)
Social Finance, Inc. | Parent Company
Interest income
Securitizations				22,541,000	18,424,000	16,106,000
Related party notes				3,189,000	3,338,000	0
Intercompany				3,575,000	6,230,000	7,276,000
Other				925,000	899,000	423,000
Total interest income				30,230,000	28,891,000	23,805,000
Interest expense
Securitizations and warehouses				11,906,000	23,545,000	15,868,000
Other				28,140,000	4,962,000	233,000
Total interest expense				40,046,000	28,507,000	16,101,000
Net interest income				(9,816,000)	384,000	7,704,000
Noninterest income
Securitizations				4,189,000	4,382,000	(4,555,000)
Other				(87,000)	1,502,000	534,000
Total noninterest income (loss)				4,102,000	5,884,000	(4,021,000)
Total net revenue				(5,714,000)	6,268,000	3,683,000
Noninterest expense
Technology and product development				105,056,000	103,278,000	37,653,000
Sales and marketing				70,219,000	65,158,000	39,441,000
Cost of operations				16,722,000	9,299,000	896,000
General and administrative				125,401,000	59,090,000	27,776,000
Total noninterest expense				317,398,000	236,825,000	105,766,000
Loss before income taxes				(323,112,000)	(230,557,000)	(102,083,000)
Income tax (expense) benefit				113,548,000	5,122,000	(33,914,000)
Loss before equity in loss of subsidiaries				(209,564,000)	(225,435,000)	(135,997,000)
Equity in loss of subsidiaries				(14,489,000)	(14,262,000)	(116,402,000)
Net loss				(224,053,000)	(239,697,000)	(252,399,000)
Other comprehensive income (loss)
Foreign currency translation adjustments, net				(145,000)	(9,000)	21,000
Total other comprehensive income (loss)				(145,000)	(9,000)	21,000
Comprehensive loss				$ (224,198,000)	$ (239,706,000)	$ (252,378,000)